Note 6 - Other Receivables	12 Months Ended
Jan. 31, 2019
Notes to Financial Statements
Other Receivables [Text Block]
Note
6
– Other Receivables

	January 31, 2019	January 31, 2018
Net working capital adjustments receivable from acquisitions	55	118
Other receivables	4,276	3,053
	4,331	3,171

Other receivables include receivables related to sales and use taxes, income taxes, non-trade receivables and contract assets. At
January 31, 2019,
$0.1
million (
$0.1
million as at
January 31, 2018)
of the net working capital adjustments receivable from acquisitions is recoverable from amounts held in escrow related to the respective acquisitions. The change in net working capital adjustments receivable from acquisitions is primarily due to payments received during the period.